GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.6%
	COMMODITY - 3.1%
270,705	Invesco Optimum Yield Diversified Commodity			$ 3,803,405
181,040	iShares Gold Trust(a),(b)			7,953,087
				11,756,492
	EQUITY - 12.4%
20,705	iShares Core S&P 500 ETF			11,330,397
20,740	iShares MSCI ACWI ETF			2,331,176
42,663	iShares MSCI ACWI ex U.S. ETF			2,266,685
28,687	iShares MSCI EAFE ETF			2,247,053
36,062	iShares MSCI EAFE Small-Cap ETF			2,222,862
53,272	iShares MSCI Emerging Markets ETF			2,268,854
7,938	iShares Russell 1000 ETF			2,361,873
11,081	iShares Russell 2000 ETF			2,248,224
28,731	iShares Russell Mid-Cap ETF			2,329,509
27,274	iShares U.S. Real Estate ETF			2,393,021
162,624	Vanguard FTSE Developed Markets ETF			8,036,878
109,972	Vanguard FTSE Emerging Markets ETF			4,812,375
20,139	Vanguard Real Estate ETF			1,686,843
				46,535,750
	FIXED INCOME - 0.1%
4,318	Vanguard Long-Term Treasury ETF			249,062

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,045,598)			58,541,304

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 37.8%
	OIL & GAS PRODUCERS — 1.3%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,937,179

	SOFTWARE — 1.3%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,878,469

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.2%
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,743,893

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 37.8% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.2% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.2500	06/30/26	$ 9,446,772
14,000,000	Federal Home Loan Banks(c)	1.1250	07/21/26	13,117,361
4,250,000	Federal Home Loan Banks(c)	2.0000	05/27/27	4,045,130
10,000,000	Federal Home Loan Banks(c)	1.1250	06/30/27	9,149,918
10,000,000	Federal Home Loan Banks(c)	1.0000	01/28/28	9,124,673
10,000,000	Federal Home Loan Banks(c)	0.4000	02/24/28	9,130,377
14,750,000	Federal Home Loan Banks(c)	0.3000	02/25/28	13,424,973
10,000,000	Federal Home Loan Banks(c)	1.2500	08/16/28	9,010,840
9,900,000	Federal Home Loan Banks(c)	1.0000	08/24/28	9,102,332
3,500,000	Federal Home Loan Mortgage Corporation	5.0000	12/16/24	3,490,933
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,173,334
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,701,322
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,690,474
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,027,669
2,209,046	Government National Mortgage Association	2.5000	12/20/49	1,884,541
				132,264,542
	TOTAL BONDS & NOTES (Cost $152,762,710)			142,080,190

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 13.2%
	U.S. TREASURY BILLS — 10.6%
10,000,000	United States Treasury Bill(d)	5.1000	07/23/24	9,967,977
10,000,000	United States Treasury Bill(d)	5.1600	08/01/24	9,955,007
10,000,000	United States Treasury Bill(d)	5.2800	09/24/24	9,877,063
5,000,000	United States Treasury Bill(d)	5.2900	10/10/24	4,927,196
5,000,000	United States Treasury Bill(d)	5.2900	10/31/24	4,912,482
				39,639,725
		Coupon Rate (%)
	U.S. TREASURY NOTES — 2.6%
10,000,000	United States Treasury Note	1.1250	01/15/25	9,780,042

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,482,032)			49,419,767

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENT — 28.5%
	MONEY MARKET FUND - 28.5%
106,858,193	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 5.21%(b)(e) (Cost $106,858,193)			$ 106,858,193

	TOTAL INVESTMENTS - 95.1% (Cost $361,148,533)			$ 356,899,454
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%			18,441,934
	NET ASSETS - 100.0%			$ 375,341,388

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
196	CBOT 10 Year US Treasury Note	09/20/2024	$ 21,556,938	$ 65,657
158	CBOT 5 Year US Treasury Note	09/01/2024	16,839,344	37,962
10	CBOT Rough Rice Future(b)	09/16/2024	307,800	(4,080)
165	CBOT Soybean Meal Future(b)	12/16/2024	5,535,750	(280,760)
19	CBOT US Treasure Bond Futures	09/20/2024	2,247,938	(6,125)
38	CME Australian Dollar Currency Future	09/17/2024	2,539,540	(13,000)
79	CME British Pound Currency Future	09/17/2024	6,245,444	(96,312)
27	CME E-Mini NASDAQ 100 Index Future	09/23/2024	10,760,715	325,947
117	CME E-Mini Standard & Poor's 500 Index Future	09/23/2024	32,300,775	539,015
29	CME E-Mini Standard & Poor's MidCap 400 Index	09/23/2024	8,578,490	(30,015)
10	CME Feeder Cattle Future(b)	08/30/2024	1,296,500	(11,912)
65	CME Live Cattle Future(b)	08/30/2024	4,821,050	26,680
161	CME New Zealand Dollar Currency Future	09/17/2024	9,812,950	(151,385)
140	COMEX Gold 100 Troy Ounces Future(b)	08/28/2024	32,754,400	(1,532,900)
12	COMEX Silver Future(b)	09/27/2024	1,773,600	(89,085)
32	Eurex 30 Year Euro BUXL Future	09/09/2024	4,464,574	(68,644)
132	Euro-BTP Italian Bond Futures	09/09/2024	16,302,389	(203,199)
115	FTSE 100 Index Future	09/23/2024	11,938,008	21,468
49	ICE Brent Crude Oil Future(b)	09/09/2024	4,165,000	113,140
47	ICE Gas Oil Future(b)	08/12/2024	3,684,800	(38,525)
218	ICE US MSCI Emerging Markets EM Index Futures	09/23/2024	11,861,380	42,615
33	LME Copper Future(b)	09/17/2024	7,913,524	(1,040,752)
19	LME Nickel Future(b)	09/17/2024	1,969,095	(466,449)
149	LME Primary Aluminum Future(b)	09/17/2024	9,400,260	(354,840)
117	LME Zinc Future(b)	09/17/2024	8,586,250	(453,050)
45	Long Gilt Future	09/27/2024	5,550,267	(84,595)
55	NYBOT CSC C Coffee Future(b)	09/18/2024	4,677,750	(85,275)
6	NYBOT CSC Cocoa Future(b)	09/13/2024	463,860	(130,370)
4	NYBOT CTN Frozen Concentrated Orange Juice A(b)	09/11/2024	247,920	(2,655)
304	NYBOT FINEX United States Dollar Index Future	09/17/2024	32,085,680	257,158
51	NYMEX Henry Hub Natural Gas Futures(b)	08/12/2024	1,326,510	(113,470)
41	NYMEX Light Sweet Crude Oil Future(b)	08/12/2024	3,343,140	255,740
18	NYMEX NY Harbor ULSD Futures(b)	08/12/2024	1,915,024	(27,917)
30	NYMEX Platinum Future(b)	10/30/2024	1,521,150	(29,240)
323	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	08/03/2024	3,435,105	110,875
236	SGX Nikkei 225 Stock Index Future	09/13/2024	29,055,114	390,745

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
549	Three Month SONIA Index Futures	03/16/2026	$ 166,715,367	$ (343,197)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ (3,470,750)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
687	3 Month Euro Euribor Future	03/16/2026	$ 179,091,001	$ (389,782)
214	CBOT 2 Year US Treasury Note Future	09/01/2024	43,702,813	(35,390)
1,632	CBOT 30 Day Federal Funds Future	10/01/2024	644,997,595	33,974
487	CBOT Corn Future(b)	12/13/2024	10,245,263	712,400
18	CBOT Oats Future(b)	12/16/2024	290,925	(5,025)
56	CBOT Soybean Future(b)	11/14/2024	3,091,200	62,513
151	CBOT Soybean Oil Future(b)	12/13/2024	3,967,374	(7,782)
541	CME Canadian Dollar Currency Future	09/18/2024	39,601,200	(76,338)
54	CME Euro Foreign Exchange Currency Future	09/17/2024	7,257,600	(18,619)
393	CME Japanese Yen Currency Future	09/17/2024	30,911,906	989,887
48	CME Lean Hogs Future(b)	08/15/2024	1,718,400	11,540
41	CME Swiss Franc Currency Future	09/17/2024	5,756,913	29,525
25	Eurex 10 Year Euro BUND Future	09/09/2024	3,524,906	(50,198)
268	Eurex 2 Year Euro SCHATZ Future	09/09/2024	30,345,581	(142,813)
46	Eurex 5 Year Euro BOBL Future	09/09/2024	5,737,804	(56,426)
26	French Government Bond Futures	09/09/2024	3,429,159	40,308
74	HKG Hang Seng Index Future	07/31/2024	8,353,289	89,153
33	LME Copper Future(b)	09/17/2024	7,913,524	305,889
22	LME Nickel Future(b)	09/17/2024	2,280,004	221,918
101	LME Primary Aluminum Future(b)	09/17/2024	6,371,989	47,951
72	LME Zinc Future(b)	09/17/2024	5,283,846	(184,884)
215	NYBOT CSC Number 11 World Sugar Future(b)	10/01/2024	4,888,240	(324,800)
239	NYBOT CTN Number 2 Cotton Future(b)	12/09/2024	8,686,455	96,005
6	NYMEX Palladium Future(b)	09/27/2024	586,740	(26,390)
16	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	08/03/2024	1,681,008	(82,438)
229	Three-Month SOFR Futures	03/16/2026	55,037,288	(16,350)
57	TSE Japanese 10 Year Bond Futures	09/13/2024	50,619,896	(8,850)
23	WCE Canola Future(b)	11/15/2024	210,835	10,475
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 1,225,453

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS			$ (2,245,297)

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2024.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.